CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)		Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash		$ 61,335,968	$ 59,155,618
Accounts receivable, net of allowance of $456,985 and $307,562, respectively		55,803,921	51,374,377
Prepaid wires		14,226,586	7,675,491
Other prepaid expenses and current assets		1,725,205	900,386
Total current assets		133,091,680	119,105,872
Property and equipment, net		9,245,656	8,490,794
Goodwill		36,259,666	36,259,666
Intangible assets, net		42,503,932	48,741,032
Deferred tax asset, net		2,779,388	1,748,854
Other assets		900,962	1,706,693
Total assets		224,781,284	216,052,911
Current liabilities:
Current portion of long-term debt, net	[1]	4,078,627	3,913,436
Accounts payable		10,862,718	8,919,796
Wire transfers and money orders payable		49,879,419	48,276,649
Accrued and other		16,656,126	11,514,449
Total current liabilities		81,476,890	72,624,330
Long term liabilities:
Debt, net		105,400,196	107,526,462
Total long term liabilities		105,400,196	107,526,462
Commitments and contingencies, see Note 10
Stockholder's equity:
Common stock $0.01 par value; 1,000 shares authorized, 10 shares issued and outstanding		0	0
Additional paid-in capital		46,790,540	46,077,943
Accumulated deficit		(8,868,870)	(10,173,453)
Accumulated other comprehensive loss		(17,472)	(2,371)
Total stockholder's equity		37,904,198	35,902,119
Total liabilities and stockholder's equity		$ 224,781,284	$ 216,052,911

[1]	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.